Summary of Significant Accounting Policies (Details) - Schedule of exchange rate used for translation	Sep. 30, 2021	Sep. 30, 2020
China, Yuan Renminbi
Summary of Significant Accounting Policies (Details) - Schedule of exchange rate used for translation [Line Items]
Period/year end exchange rate	6.4567	6.8013
Period/annual average exchange rate	6.4635	7.0012
Hong Kong, Dollars
Summary of Significant Accounting Policies (Details) - Schedule of exchange rate used for translation [Line Items]
Period/year end exchange rate	7.7864	7.7499
Period/annual average exchange rate	7.7713	7.7507